Note 1 - Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant, and Equipment Gross	$ 531,469	$ 361,486	$ 316,393
Less: Accumulated depreciation	333,211	273,770	214,897
Total Fixed Assets, Net	198,258	87,716	101,496
Office Equipment [Member]
Property, Plant, and Equipment Gross	204,904	183,528	164,318
Leasehold Improvements [Member]
Property, Plant, and Equipment Gross	140,114	25,635	25,635
Manufacturing Tooling [Member]
Property, Plant, and Equipment Gross	108,955	108,955	103,204
Demo Equipment [Member]
Property, Plant, and Equipment Gross	$ 77,496	$ 43,368	$ 23,236